Related parties - Schedule of disclosure of transactions between liabilities and receivables (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Related party transactions [abstract]
Collections	€ 24,978
Payments	0
Net collections	24,978
Receivables	2,974
Liabilities	(35,990)
Net receivables (liabilities)	€ (33,016)